Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-7.83%
Activision Blizzard, Inc.	5,393	$428,636
Alphabet, Inc., Class A(b)	3,266	5,729,870
Alphabet, Inc., Class C(b)	3,257	5,734,730
AT&T, Inc.	359,554	10,337,177
CenturyLink, Inc.	120,387	1,258,044
Charter Communications, Inc., Class A, (Acquired 02/01/2017 - 10/08/2020; Cost $1,608,010)(b)(c)	4,625	3,015,454
Comcast Corp., Class A	141,133	7,090,522
Discovery, Inc., Class A(b)(d)	13,986	376,363
Discovery, Inc., Class C(b)	15,424	370,484
DISH Network Corp., Class A(b)	23,694	849,904
Electronic Arts, Inc.(b)	2,696	344,414
Facebook, Inc., Class A(b)	16,812	4,656,420
Fox Corp., Class A	12,976	374,228
Fox Corp., Class B	12,976	368,259
Interpublic Group of Cos., Inc. (The)	33,377	743,640
Live Nation Entertainment, Inc.(b)	8,413	552,313
Netflix, Inc.(b)	2,793	1,370,525
News Corp., Class A	17,760	313,464
News Corp., Class B	17,770	316,484
Omnicom Group, Inc.	15,857	998,991
Take-Two Interactive Software, Inc.(b)	1,309	236,288
T-Mobile US, Inc.(b)	27,518	3,658,243
Twitter, Inc.(b)	5,073	235,945
Verizon Communications, Inc.	129,103	7,799,112
ViacomCBS, Inc., Class B	53,813	1,898,523
Walt Disney Co. (The)	31,327	4,636,709
		63,694,742
Consumer Discretionary-12.38%
Advance Auto Parts, Inc.	3,734	551,512
Amazon.com, Inc.(b)	6,154	19,496,118
Aptiv PLC	8,671	1,029,248
AutoZone, Inc.(b)	590	671,213
Best Buy Co., Inc.	24,082	2,620,122
Booking Holdings, Inc.(b)	378	766,754
BorgWarner, Inc.	12,272	476,767
CarMax, Inc.(b)	10,627	993,412
Carnival Corp.	56,521	1,129,290
Chipotle Mexican Grill, Inc.(b)	262	337,831
D.R. Horton, Inc.	15,762	1,174,269
Darden Restaurants, Inc.	5,340	576,613
Dollar General Corp.	9,261	2,024,269
Dollar Tree, Inc.(b)	16,236	1,773,621
Domino’s Pizza, Inc.	568	222,980
eBay, Inc.	11,975	603,899
Etsy, Inc.(b)	606	97,384
Expedia Group, Inc.	5,691	708,473
Ford Motor Co.	1,108,030	10,060,912
Gap, Inc. (The)	50,139	1,050,913
Garmin Ltd.	2,237	261,192
General Motors Co.	226,303	9,921,124
Genuine Parts Co.	10,688	1,051,379
Hanesbrands, Inc.	25,748	365,622
Hasbro, Inc.	3,747	348,583
Hilton Worldwide Holdings, Inc.	4,942	512,139
Home Depot, Inc. (The)	25,690	7,126,663
L Brands, Inc.	24,083	934,661
Las Vegas Sands Corp.	9,881	550,471
Leggett & Platt, Inc.	5,700	245,670
Lennar Corp., Class A	17,321	1,313,971
	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.(b)	21,758	$766,317
Lowe’s Cos., Inc.	29,490	4,595,132
Marriott International, Inc., Class A	10,043	1,274,155
McDonald’s Corp.	5,241	1,139,603
MGM Resorts International	23,623	667,350
Mohawk Industries, Inc.(b)	5,683	715,092
Newell Brands, Inc.	30,857	656,020
NIKE, Inc., Class B	18,833	2,536,805
Norwegian Cruise Line Holdings Ltd.(b)(d)	15,793	361,186
NVR, Inc.(b)	115	459,676
O’Reilly Automotive, Inc.(b)	1,338	591,985
PulteGroup, Inc.	13,921	607,373
PVH Corp.	7,183	570,977
Ralph Lauren Corp.	4,068	348,831
Ross Stores, Inc.	8,410	904,243
Royal Caribbean Cruises Ltd.	6,777	534,095
Starbucks Corp.	16,757	1,642,521
Tapestry, Inc.	18,242	516,613
Target Corp.	34,294	6,156,802
Tiffany & Co.	1,916	251,916
TJX Cos., Inc. (The)	36,986	2,348,981
Tractor Supply Co.	4,014	565,211
Ulta Beauty, Inc.(b)	1,660	457,164
Under Armour, Inc., Class A(b)(d)	11,788	195,327
Under Armour, Inc., Class C(b)	13,483	196,178
VF Corp.	8,501	708,983
Whirlpool Corp.	6,476	1,260,294
Wynn Resorts Ltd.	3,135	315,067
Yum! Brands, Inc.	3,535	374,003
		100,714,975
Consumer Staples-12.38%
Altria Group, Inc.	27,673	1,102,216
Archer-Daniels-Midland Co.	81,383	4,050,432
Brown-Forman Corp., Class B	2,489	200,763
Campbell Soup Co.	11,346	567,527
Church & Dwight Co., Inc.	2,942	258,219
Clorox Co. (The)	1,867	378,926
Coca-Cola Co. (The)	39,841	2,055,796
Colgate-Palmolive Co.	12,330	1,055,941
Conagra Brands, Inc.	19,040	696,102
Constellation Brands, Inc., Class A	2,577	530,450
Costco Wholesale Corp.	28,228	11,058,884
Estee Lauder Cos., Inc. (The), Class A	3,944	967,542
General Mills, Inc.	17,878	1,087,340
Hershey Co. (The)	3,245	479,903
Hormel Foods Corp.	11,545	544,693
JM Smucker Co. (The)	4,184	490,365
Kellogg Co.	12,219	780,916
Kimberly-Clark Corp.	7,536	1,049,840
Kraft Heinz Co. (The)	47,585	1,567,450
Kroger Co. (The)	219,275	7,236,075
Lamb Weston Holdings, Inc.	3,556	257,383
McCormick & Co., Inc.	1,626	304,029
Molson Coors Beverage Co., Class B	16,809	773,214
Mondelez International, Inc., Class A	26,709	1,534,432
Monster Beverage Corp.(b)	3,142	266,379
PepsiCo, Inc.	29,629	4,273,391
Philip Morris International, Inc.	21,311	1,614,308
Procter & Gamble Co. (The)	30,495	4,234,841
Sysco Corp.	50,404	3,593,301
Tyson Foods, Inc., Class A	39,693	2,587,984
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	238,008	$9,046,684
Walmart, Inc.	236,174	36,085,025
		100,730,351
Energy-6.98%
Apache Corp.	25,771	332,188
Baker Hughes Co., Class A	95,288	1,783,791
Cabot Oil & Gas Corp.	5,014	87,845
Chevron Corp.	88,155	7,685,353
Concho Resources, Inc.	4,928	283,261
ConocoPhillips	43,565	1,723,431
Devon Energy Corp.	32,123	449,401
Diamondback Energy, Inc.	6,815	272,327
EOG Resources, Inc.	20,852	977,542
Exxon Mobil Corp.	343,511	13,098,074
Halliburton Co.	78,933	1,309,499
Hess Corp.	7,255	342,291
HollyFrontier Corp.	40,441	945,915
Kinder Morgan, Inc.	55,752	801,714
Marathon Oil Corp.	53,072	314,186
Marathon Petroleum Corp.	194,546	7,563,949
National Oilwell Varco, Inc.	41,240	505,602
Occidental Petroleum Corp.	122,856	1,936,211
ONEOK, Inc.	19,405	696,057
Phillips 66	91,839	5,563,607
Pioneer Natural Resources Co.	5,284	531,465
Schlumberger Ltd.	98,272	2,043,075
TechnipFMC PLC (United Kingdom)	117,037	972,578
Valero Energy Corp.	112,881	6,069,611
Williams Cos., Inc. (The)	22,887	480,169
		56,769,142
Financials-13.97%
Aflac, Inc.	35,734	1,569,795
Allstate Corp. (The)	27,919	2,857,510
American Express Co.	24,854	2,947,436
American International Group, Inc.	101,531	3,902,852
Ameriprise Financial, Inc.	5,352	991,404
Aon PLC, Class A	3,233	662,409
Arthur J. Gallagher & Co.	3,988	460,255
Assurant, Inc.	5,072	654,897
Bank of America Corp.	265,028	7,463,188
Bank of New York Mellon Corp. (The)	32,502	1,271,478
Berkshire Hathaway, Inc., Class B(b)	67,952	15,554,892
BlackRock, Inc.	1,666	1,163,451
Capital One Financial Corp.	27,153	2,325,383
Cboe Global Markets, Inc.	2,043	186,567
Charles Schwab Corp. (The)	18,605	907,552
Chubb Ltd.	16,956	2,506,605
Cincinnati Financial Corp.	4,990	380,986
Citigroup, Inc.	118,701	6,536,864
Citizens Financial Group, Inc.	16,012	522,952
CME Group, Inc., Class A	1,865	326,431
Comerica, Inc.	5,135	252,642
Discover Financial Services	14,868	1,132,496
Everest Re Group Ltd.	2,447	556,277
Fifth Third Bancorp	23,708	600,761
First Republic Bank	2,407	311,851
Franklin Resources, Inc.	15,445	339,636
Globe Life, Inc.	3,343	311,233
Goldman Sachs Group, Inc. (The)	15,992	3,687,435
Hartford Financial Services Group, Inc. (The)	31,854	1,407,947
Huntington Bancshares, Inc.	31,817	384,349
	Shares	Value
Financials-(continued)
Intercontinental Exchange, Inc.	4,153	$438,183
Invesco Ltd., (Acquired 10/19/2009 - 10/08/2020; Cost $684,545)(c)(e)	35,245	572,026
JPMorgan Chase & Co.	82,158	9,684,785
KeyCorp	36,116	558,353
Lincoln National Corp.	29,240	1,380,713
Loews Corp.	21,722	910,369
M&T Bank Corp.	3,808	443,594
MarketAxess Holdings, Inc.	85	45,830
Marsh & McLennan Cos., Inc.	8,746	1,002,641
MetLife, Inc.	102,715	4,742,352
Moody’s Corp.	1,084	306,057
Morgan Stanley	60,971	3,769,837
MSCI, Inc.	283	115,866
Nasdaq, Inc.	2,319	296,809
Northern Trust Corp.	4,984	464,110
People’s United Financial, Inc.	13,593	168,553
PNC Financial Services Group, Inc. (The)	10,881	1,502,340
Principal Financial Group, Inc.	23,371	1,163,642
Progressive Corp. (The)	25,348	2,208,064
Prudential Financial, Inc.	52,142	3,942,978
Raymond James Financial, Inc.	6,556	596,268
Regions Financial Corp.	32,624	498,168
S&P Global, Inc.	1,215	427,413
State Street Corp.	11,008	775,844
SVB Financial Group(b)	843	290,717
Synchrony Financial	33,247	1,013,036
T. Rowe Price Group, Inc.	2,729	391,366
Travelers Cos., Inc. (The)	16,443	2,131,835
Truist Financial Corp.	35,478	1,646,889
U.S. Bancorp	40,258	1,739,548
Unum Group	38,475	855,299
W.R. Berkley Corp.	7,391	481,376
Wells Fargo & Co.	224,356	6,136,137
Willis Towers Watson PLC	2,668	555,451
Zions Bancorporation N.A.	5,848	225,674
		113,659,657
Health Care-18.22%
Abbott Laboratories	17,890	1,936,056
AbbVie, Inc.	24,122	2,522,679
ABIOMED, Inc.(b)	203	55,642
Agilent Technologies, Inc.	3,218	376,184
Alexion Pharmaceuticals, Inc.(b)	3,155	385,257
Align Technology, Inc.(b)	404	194,441
AmerisourceBergen Corp.	117,814	12,147,802
Amgen, Inc.	5,888	1,307,372
Anthem, Inc.	26,051	8,115,408
Baxter International, Inc.	8,148	619,818
Becton, Dickinson and Co.	4,259	1,000,184
Biogen, Inc.(b)	2,855	685,685
Bio-Rad Laboratories, Inc., Class A(b)	267	143,780
Boston Scientific Corp.(b)	14,969	496,222
Bristol-Myers Squibb Co.	35,088	2,189,491
Cardinal Health, Inc.	188,012	10,263,575
Catalent, Inc.(b)	2,225	213,912
Centene Corp.(b)	96,931	5,975,796
Cerner Corp.	4,692	351,149
Cigna Corp.	54,317	11,359,857
Cooper Cos., Inc. (The)	440	147,497
CVS Health Corp.	273,867	18,565,444
Danaher Corp.	5,670	1,273,652
DaVita, Inc.(b)	7,778	854,413

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
DENTSPLY SIRONA, Inc.	4,624	$235,315
DexCom, Inc.(b)	267	85,355
Edwards Lifesciences Corp.(b)	3,134	262,911
Eli Lilly and Co.	9,206	1,340,854
Gilead Sciences, Inc.	19,977	1,212,005
HCA Healthcare, Inc.	22,227	3,336,495
Henry Schein, Inc.(b)	8,570	551,137
Hologic, Inc.(b)	3,151	217,829
Humana, Inc.	10,756	4,307,993
IDEXX Laboratories, Inc.(b)	400	184,392
Illumina, Inc.(b)	570	183,591
Incyte Corp.(b)	1,611	136,194
Intuitive Surgical, Inc.(b)	371	269,365
IQVIA Holdings, Inc.(b)	4,076	688,803
Johnson & Johnson	32,615	4,718,738
Laboratory Corp. of America Holdings(b)	3,755	750,399
McKesson Corp.	91,569	16,474,179
Medtronic PLC	15,829	1,799,757
Merck & Co., Inc.	32,999	2,652,790
Mettler-Toledo International, Inc.(b)	183	210,457
PerkinElmer, Inc.	1,505	200,165
Perrigo Co. PLC	6,195	298,723
Pfizer, Inc.	80,974	3,102,114
Quest Diagnostics, Inc.	4,052	502,367
Regeneron Pharmaceuticals, Inc.(b)	872	449,978
ResMed, Inc.	1,018	213,373
STERIS PLC	1,100	213,191
Stryker Corp.	4,138	965,809
Teleflex, Inc.	399	152,717
Thermo Fisher Scientific, Inc.	3,610	1,678,578
UnitedHealth Group, Inc.	49,003	16,481,669
Universal Health Services, Inc., Class B	5,917	772,642
Varian Medical Systems, Inc.(b)	1,097	190,856
Vertex Pharmaceuticals, Inc.(b)	1,234	281,043
Viatris, Inc.(b)	44,561	749,516
Waters Corp.(b)	670	155,447
West Pharmaceutical Services, Inc.	427	117,493
Zimmer Biomet Holdings, Inc.	3,002	447,658
Zoetis, Inc.	2,376	381,063
		148,154,277
Industrials-11.13%
3M Co.	11,274	1,947,358
A.O. Smith Corp.	3,582	201,702
Alaska Air Group, Inc.	9,977	508,528
Allegion PLC	1,658	189,078
American Airlines Group, Inc.(d)	152,940	2,161,042
AMETEK, Inc.	2,856	338,522
Boeing Co. (The)	24,788	5,223,080
C.H. Robinson Worldwide, Inc.	9,086	853,811
Carrier Global Corp.	31,919	1,215,156
Caterpillar, Inc.	17,955	3,116,808
Cintas Corp.	1,315	467,220
Copart, Inc.(b)	1,290	148,931
CSX Corp.	8,437	759,752
Cummins, Inc.	5,768	1,333,389
Deere & Co.	9,821	2,569,370
Delta Air Lines, Inc.	63,785	2,567,346
Dover Corp.	3,565	435,037
Eaton Corp. PLC	11,119	1,346,622
Emerson Electric Co.	15,039	1,155,296
Equifax, Inc.	1,358	226,650
Expeditors International of Washington, Inc.	5,656	505,477
	Shares	Value
Industrials-(continued)
Fastenal Co.	7,458	$368,798
FedEx Corp.	17,661	5,061,289
Flowserve Corp.	8,193	279,217
Fortive Corp.	5,484	384,593
Fortune Brands Home & Security, Inc.	4,112	343,352
General Dynamics Corp.	15,746	2,351,665
General Electric Co.	889,173	9,051,781
Honeywell International, Inc.	12,315	2,511,275
Howmet Aerospace, Inc.	38,094	893,685
Huntington Ingalls Industries, Inc.	3,596	576,043
IDEX Corp.	787	152,009
IHS Markit Ltd.	3,338	331,997
Illinois Tool Works, Inc.	3,872	817,341
Ingersoll Rand, Inc.(b)	5,393	238,748
J.B. Hunt Transport Services, Inc.	4,066	550,048
Jacobs Engineering Group, Inc.	8,565	923,650
Johnson Controls International PLC	32,252	1,484,882
Kansas City Southern	889	165,505
L3Harris Technologies, Inc.	7,875	1,511,921
Lockheed Martin Corp.	9,591	3,500,715
Masco Corp.	7,033	377,461
Nielsen Holdings PLC	26,061	421,406
Norfolk Southern Corp.	2,804	664,604
Northrop Grumman Corp.	6,079	1,837,439
Old Dominion Freight Line, Inc.	1,203	244,642
Otis Worldwide Corp.	11,840	792,570
PACCAR, Inc.	14,654	1,275,777
Parker-Hannifin Corp.	3,892	1,040,176
Pentair PLC	3,927	203,497
Quanta Services, Inc.	13,512	923,410
Raytheon Technologies Corp.	70,440	5,051,957
Republic Services, Inc.	6,348	613,979
Robert Half International, Inc.	6,545	420,058
Rockwell Automation, Inc.	1,736	443,652
Rollins, Inc.	2,312	132,200
Roper Technologies, Inc.	802	342,454
Snap-on, Inc.	1,511	265,709
Southwest Airlines Co.	25,318	1,173,236
Stanley Black & Decker, Inc.	5,093	938,691
Teledyne Technologies, Inc.(b)	604	228,276
Textron, Inc.	19,222	866,912
Trane Technologies PLC	7,246	1,059,655
TransDigm Group, Inc.	647	374,736
Union Pacific Corp.	6,131	1,251,215
United Airlines Holdings, Inc.(b)	52,206	2,351,880
United Parcel Service, Inc., Class B	28,951	4,952,648
United Rentals, Inc.(b)	3,068	696,375
Verisk Analytics, Inc.	883	175,108
W.W. Grainger, Inc.	1,953	816,940
Wabtec Corp.	7,075	518,598
Waste Management, Inc.	7,920	943,510
Xylem, Inc.	3,484	334,359
		90,501,819
Information Technology-10.57%
Accenture PLC, Class A	11,315	2,818,453
Adobe, Inc.(b)	1,531	732,538
Advanced Micro Devices, Inc.(b)	6,011	556,979
Akamai Technologies, Inc.(b)	1,748	180,935
Amphenol Corp., Class A	4,612	603,296
Analog Devices, Inc.	2,880	400,550
ANSYS, Inc.(b)	287	97,023
Apple, Inc.	145,528	17,325,108

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	17,550	$1,447,524
Arista Networks, Inc.(b)	668	180,828
Autodesk, Inc.(b)	923	258,652
Automatic Data Processing, Inc.	6,495	1,129,351
Broadcom, Inc.	3,834	1,539,658
Broadridge Financial Solutions, Inc.	2,057	302,132
Cadence Design Systems, Inc.(b)	1,426	165,844
CDW Corp.	9,711	1,267,188
Cisco Systems, Inc.	73,395	3,157,453
Citrix Systems, Inc.	1,438	178,197
Cognizant Technology Solutions Corp., Class A	14,590	1,139,917
Corning, Inc.	19,900	744,658
DXC Technology Co.	58,275	1,276,805
F5 Networks, Inc.(b)	1,155	188,046
Fidelity National Information Services, Inc.	5,024	745,612
Fiserv, Inc.(b)	9,196	1,059,195
FleetCor Technologies, Inc.(b)	666	176,630
FLIR Systems, Inc.	3,288	125,733
Fortinet, Inc.(b)	1,211	149,232
Gartner, Inc.(b)	1,969	299,288
Global Payments, Inc.	2,383	465,138
Hewlett Packard Enterprise Co.	172,364	1,902,899
HP, Inc.	173,558	3,806,127
Intel Corp.	95,121	4,599,100
International Business Machines Corp.	36,906	4,558,629
Intuit, Inc.	1,450	510,429
IPG Photonics Corp.(b)	438	90,670
Jack Henry & Associates, Inc.	652	104,881
Juniper Networks, Inc.	11,361	247,329
Keysight Technologies, Inc.(b)	2,648	317,866
KLA Corp.	2,000	503,940
Lam Research Corp.	2,022	915,279
Leidos Holdings, Inc.	7,889	794,422
Mastercard, Inc., Class A	2,920	982,609
Maxim Integrated Products, Inc.	1,983	164,668
Microchip Technology, Inc.	3,097	416,206
Micron Technology, Inc.(b)	26,078	1,671,339
Microsoft Corp.	41,706	8,928,003
Motorola Solutions, Inc.	2,947	505,499
NetApp, Inc.	7,373	393,055
NortonLifeLock, Inc.	6,999	127,592
NVIDIA Corp.	1,599	857,160
Oracle Corp.	40,697	2,349,031
Paychex, Inc.	3,199	297,987
Paycom Software, Inc.(b)	176	73,406
PayPal Holdings, Inc.(b)	6,138	1,314,269
Qorvo, Inc.(b)	1,568	245,674
QUALCOMM, Inc.	10,477	1,541,900
salesforce.com, inc.(b)	4,738	1,164,600
Seagate Technology PLC	13,408	788,524
ServiceNow, Inc.(b)	526	281,173
Skyworks Solutions, Inc.	1,407	198,626
Synopsys, Inc.(b)	1,039	236,372
TE Connectivity Ltd.	7,410	844,518
Teradyne, Inc.	2,206	243,410
Texas Instruments, Inc.	5,971	962,824
Tyler Technologies, Inc.(b)	203	86,803
VeriSign, Inc.(b)	375	75,270
Visa, Inc., Class A	6,771	1,424,280
Vontier Corp.(b)	2,228	73,903
Western Digital Corp.	26,582	1,193,000
Western Union Co. (The)	13,167	297,048
	Shares	Value
Information Technology-(continued)
Xerox Holdings Corp.	24,787	$542,587
Xilinx, Inc.	1,830	266,356
Zebra Technologies Corp., Class A(b)	1,018	385,232
		85,996,458
Materials-3.01%
Air Products and Chemicals, Inc.	1,769	495,568
Albemarle Corp.	2,195	298,454
Amcor PLC	66,928	758,294
Avery Dennison Corp.	3,361	501,932
Ball Corp.	8,151	782,578
Celanese Corp.	3,161	408,812
CF Industries Holdings, Inc.	7,588	283,032
Corteva, Inc.	28,719	1,100,512
Dow, Inc.	46,561	2,468,199
DuPont de Nemours, Inc.	20,964	1,329,956
Eastman Chemical Co.	6,435	626,769
Ecolab, Inc.	4,055	900,818
FMC Corp.	2,536	294,201
Freeport-McMoRan, Inc.	47,252	1,105,224
International Flavors & Fragrances, Inc.(d)	2,502	280,474
International Paper Co.	32,461	1,606,170
Linde PLC (United Kingdom)	6,463	1,657,243
LyondellBasell Industries N.V., Class A	23,926	2,036,103
Martin Marietta Materials, Inc.	1,341	356,210
Mosaic Co. (The)	28,121	617,537
Newmont Corp.	9,504	559,025
Nucor Corp.	26,563	1,426,433
Packaging Corp. of America	3,818	496,340
PPG Industries, Inc.	6,501	954,152
Sealed Air Corp.	7,331	330,335
Sherwin-Williams Co. (The)	1,484	1,109,483
Vulcan Materials Co.	2,345	327,479
Westrock Co.	32,441	1,369,335
		24,480,668
Real Estate-0.92%
Alexandria Real Estate Equities, Inc.	646	105,770
American Tower Corp.	1,852	428,182
Apartment Investment & Management Co., Class A	1,530	55,210
AvalonBay Communities, Inc.	934	155,595
Boston Properties, Inc.	2,073	203,486
CBRE Group, Inc., Class A(b)	30,773	1,881,461
Crown Castle International Corp.	2,175	364,465
Digital Realty Trust, Inc.	1,377	185,551
Duke Realty Corp.	1,492	56,786
Equinix, Inc.	447	311,912
Equity Residential	2,913	168,721
Essex Property Trust, Inc.	419	103,024
Extra Space Storage, Inc.	708	79,813
Federal Realty Investment Trust	675	58,873
Healthpeak Properties, Inc.	4,774	137,778
Host Hotels & Resorts, Inc.	20,010	280,740
Iron Mountain, Inc.(d)	8,348	229,570
Kimco Realty Corp.	9,291	134,162
Mid-America Apartment Communities, Inc.	851	107,362
Prologis, Inc.	2,379	238,019
Public Storage	775	173,956
Realty Income Corp.	1,513	90,735
Regency Centers Corp.	1,611	73,429
SBA Communications Corp., Class A	398	114,298
Simon Property Group, Inc.	4,927	406,822

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
SL Green Realty Corp.	1,559	$90,266
UDR, Inc.	2,271	87,365
Ventas, Inc.	5,331	255,408
Vornado Realty Trust	4,125	160,504
Welltower, Inc.	5,017	315,971
Weyerhaeuser Co.	13,739	398,981
		7,454,215
Utilities-2.41%
AES Corp. (The)	32,411	662,481
Alliant Energy Corp.	4,063	213,714
Ameren Corp.	4,507	350,555
American Electric Power Co., Inc.	11,364	964,690
American Water Works Co., Inc.	1,550	237,739
Atmos Energy Corp.	1,775	170,205
CenterPoint Energy, Inc.	29,251	678,331
CMS Energy Corp.	6,483	398,964
Consolidated Edison, Inc.	10,003	762,729
Dominion Energy, Inc.	12,490	980,340
DTE Energy Co.	5,927	745,676
Duke Energy Corp.	17,458	1,617,658
Edison International	14,644	898,556
Entergy Corp.	6,391	695,660
Evergy, Inc.	5,730	317,499
Eversource Energy	6,179	540,724
Exelon Corp.	54,406	2,234,454
FirstEnergy Corp.	22,001	584,347
NextEra Energy, Inc.	14,816	1,090,309
NiSource, Inc.	13,193	319,271
NRG Energy, Inc.	17,967	588,419
	Shares	Value
Utilities-(continued)
Pinnacle West Capital Corp.	2,892	$236,710
PPL Corp.	16,562	470,692
Public Service Enterprise Group, Inc.	10,524	613,339
Sempra Energy	5,636	718,477
Southern Co. (The)	23,309	1,395,044
WEC Energy Group, Inc.	4,462	423,667
Xcel Energy, Inc.	9,673	651,573
		19,561,823
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $712,023,786)		811,718,127
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.44%
Invesco Private Government Fund, 0.02%(e)(f)(g)	1,424,881	1,424,881
Invesco Private Prime Fund, 0.12%(e)(f)(g)	2,136,681	2,137,322
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,562,203)		3,562,203
TOTAL INVESTMENTS IN SECURITIES-100.24% (Cost $715,585,989)		815,280,330
OTHER ASSETS LESS LIABILITIES-(0.24)%		(1,965,385)
NET ASSETS-100.00%		$813,314,945

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The aggregate value of these securities at period end was $3,587,480, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at November 30, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Ltd.	$363,222	$19,738	$(28,459)	$216,451	$1,074	$572,026	$5,483
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,576,157	(3,576,157)	-	-	-	10
Invesco Premier U.S. Government Money Portfolio, Institutional Class	319,347	2,836,687	(3,156,034)	-	-	-	9
Investments Purchased with Cash Collateral from Securities on Loan:
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Private Government Fund	$2,397,010	$4,748,194	$(5,720,323)	$-	$-	$1,424,881	$190*
Invesco Private Prime Fund	799,024	3,926,724	(2,588,502)	-	76	2,137,322	397*
Total	$3,878,603	$15,107,500	$(15,069,475)	$216,451	$1,150	$4,134,229	$6,089

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.42%
AMC Networks, Inc., Class A(b)(c)	19,940	$657,422
Cable One, Inc.	103	204,009
Cinemark Holdings, Inc.	25,909	400,294
John Wiley & Sons, Inc., Class A	7,989	275,940
New York Times Co. (The), Class A	5,927	254,327
TEGNA, Inc.	27,637	398,249
Telephone & Data Systems, Inc.	34,588	656,480
TripAdvisor, Inc.(b)	7,457	194,628
World Wrestling Entertainment, Inc., Class A	3,565	153,438
Yelp, Inc.(b)	6,385	203,937
		3,398,724
Consumer Discretionary-20.89%
Adient PLC(b)	104,551	3,271,401
Adtalem Global Education, Inc.(b)	5,223	149,534
American Eagle Outfitters, Inc.	41,553	747,538
AutoNation, Inc.(b)	53,415	3,273,805
Boyd Gaming Corp.	13,153	506,259
Brunswick Corp.	9,114	680,269
Caesars Entertainment, Inc.(b)	5,337	363,556
Carter’s, Inc.	5,571	495,763
Choice Hotels International, Inc.	1,431	142,599
Churchill Downs, Inc.(c)	904	162,648
Columbia Sportswear Co.	4,402	360,656
Cracker Barrel Old Country Store, Inc.	2,968	414,273
Dana, Inc.	73,783	1,242,506
Deckers Outdoor Corp.(b)	1,517	386,213
Dick’s Sporting Goods, Inc.	22,315	1,267,715
Dunkin’ Brands Group, Inc.	2,481	263,830
Five Below, Inc.(b)	1,877	293,563
Foot Locker, Inc.	31,554	1,180,120
Fox Factory Holding Corp.(b)	1,436	125,320
Gentex Corp.	8,726	284,468
Goodyear Tire & Rubber Co. (The)	195,576	2,037,902
Graham Holdings Co., Class B	969	433,162
Grand Canyon Education, Inc.(b)	1,388	115,856
Grubhub, Inc.(b)	3,096	217,773
H&R Block, Inc.	29,729	558,905
Harley-Davidson, Inc.	23,419	943,552
Helen of Troy Ltd.(b)	1,283	259,153
Jack in the Box, Inc.	1,726	158,775
KB Home	18,494	650,989
Kohl’s Corp.	117,685	3,789,457
Lear Corp.	20,099	2,873,152
Lithia Motors, Inc., Class A	7,385	2,136,480
Marriott Vacations Worldwide Corp.	5,610	714,321
Mattel, Inc.(b)	56,075	868,602
Murphy USA, Inc.	13,256	1,699,419
Nordstrom, Inc.(c)	122,438	3,173,593
Ollie’s Bargain Outlet Holdings, Inc.(b)	2,650	233,359
Papa John’s International, Inc.	2,671	214,642
Penn National Gaming, Inc.(b)	10,031	702,170
Polaris, Inc.	10,106	970,176
RH(b)	957	433,674
Scientific Games Corp.(b)	22,669	845,100
Service Corp. International	10,892	529,787
Six Flags Entertainment Corp.	6,583	202,296
Skechers U.S.A., Inc., Class A(b)	21,670	725,295
Strategic Education, Inc.	1,672	156,984
Taylor Morrison Home Corp., Class A(b)	31,757	802,817
Tempur Sealy International, Inc.(b)	21,392	538,864
Texas Roadhouse, Inc.	5,765	436,987
	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.	12,876	$1,242,663
Toll Brothers, Inc.	22,614	1,070,773
TopBuild Corp.(b)	2,438	424,773
TRI Pointe Group, Inc.(b)	26,398	461,437
Urban Outfitters, Inc.(b)	22,603	618,870
Visteon Corp.(b)	4,783	578,026
Wendy’s Co. (The)	11,233	247,014
Williams-Sonoma, Inc.	9,593	1,050,146
Wingstop, Inc.	240	30,554
WW International, Inc.(b)	9,925	292,887
Wyndham Destinations, Inc.	13,634	573,446
Wyndham Hotels & Resorts, Inc.	4,709	270,767
		49,896,634
Consumer Staples-6.19%
BJ’s Wholesale Club Holdings, Inc.(b)	51,533	2,112,338
Boston Beer Co., Inc. (The), Class A(b)	249	231,779
Casey’s General Stores, Inc.	7,459	1,355,151
Coty, Inc., Class A	264,643	1,902,783
Darling Ingredients, Inc.(b)	14,212	686,155
Edgewell Personal Care Co.(b)	10,077	350,176
Energizer Holdings, Inc.	9,447	395,735
Flowers Foods, Inc.	26,240	582,265
Grocery Outlet Holding Corp.(b)	10,711	413,659
Hain Celestial Group, Inc. (The)(b)	9,166	352,891
Ingredion, Inc.	10,766	830,597
Lancaster Colony Corp.	1,109	187,787
Nu Skin Enterprises, Inc., Class A	6,677	343,932
Pilgrim’s Pride Corp.(b)	103,658	1,958,100
Post Holdings, Inc.(b)	10,044	948,756
Sanderson Farms, Inc.	4,153	567,840
Sprouts Farmers Market, Inc.(b)	40,646	860,476
Tootsie Roll Industries, Inc.(c)	2,378	73,647
TreeHouse Foods, Inc.(b)	15,406	633,649
		14,787,716
Energy-3.20%
Antero Midstream Corp.	26,812	180,713
ChampionX Corp.(b)	17,704	210,323
Cimarex Energy Co.	11,660	419,177
CNX Resources Corp.(b)	17,590	165,522
EQT Corp.	29,192	434,377
Equitrans Midstream Corp.	24,379	198,933
Murphy Oil Corp.	34,414	346,205
World Fuel Services Corp.	182,504	5,186,764
WPX Energy, Inc.(b)	69,904	497,716
		7,639,730
Financials-12.84%
Aaron’s Holdings Co., Inc.	10,167	639,809
Affiliated Managers Group, Inc.	4,517	393,521
Alleghany Corp.	2,161	1,243,007
American Financial Group, Inc.	15,782	1,411,069
Associated Banc-Corp.	16,887	258,709
BancorpSouth Bank	7,963	201,862
Bank of Hawaii Corp.	2,064	154,552
Bank OZK	7,926	221,611
Brighthouse Financial, Inc.(b)	39,935	1,401,718
Brown & Brown, Inc.	8,056	362,762
Cathay General Bancorp	5,051	142,691
CIT Group, Inc.	25,452	852,387
CNO Financial Group, Inc.	33,159	705,623
Commerce Bancshares, Inc.	3,651	240,820
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Cullen/Frost Bankers, Inc.	3,330	$279,420
East West Bancorp, Inc.	8,120	346,886
Eaton Vance Corp.	6,387	427,801
Essent Group Ltd.	3,551	155,747
Evercore, Inc., Class A	4,722	429,371
F.N.B. Corp.	30,255	267,152
FactSet Research Systems, Inc.	650	216,944
Federated Hermes, Inc., Class B	9,083	243,788
First American Financial Corp.	17,809	862,668
First Financial Bankshares, Inc.	2,295	76,699
First Horizon Corp.	34,813	425,415
FirstCash, Inc.	4,461	286,575
Fulton Financial Corp.	15,412	189,876
Genworth Financial, Inc., Class A(b)	321,000	1,457,340
Glacier Bancorp, Inc.	3,046	124,185
Hancock Whitney Corp.	10,590	297,473
Hanover Insurance Group, Inc. (The)	7,193	808,134
Home BancShares, Inc.	7,402	137,011
Interactive Brokers Group, Inc., Class A	7,838	413,533
International Bancshares Corp.	3,046	98,721
Janus Henderson Group PLC (United Kingdom)	16,709	476,708
Jefferies Financial Group, Inc.	47,266	1,074,356
Kemper Corp.	9,826	736,459
LendingTree, Inc.(b)(c)	486	124,212
Mercury General Corp.	12,082	537,287
Navient Corp.	77,812	729,098
New York Community Bancorp, Inc.	30,365	294,237
Old Republic International Corp.	63,545	1,138,726
PacWest Bancorp	10,129	235,601
Pinnacle Financial Partners, Inc.	4,708	254,985
Primerica, Inc.	2,576	335,575
Prosperity Bancshares, Inc.	3,260	204,826
Reinsurance Group of America, Inc.	20,276	2,337,417
RenaissanceRe Holdings Ltd. (Bermuda)	3,819	628,760
RLI Corp.	1,505	144,074
SEI Investments Co.	4,767	251,459
Selective Insurance Group, Inc.	7,327	452,955
Signature Bank	3,074	344,872
SLM Corp.	49,230	522,330
Sterling Bancorp	16,558	264,597
Stifel Financial Corp.	10,133	702,217
Synovus Financial Corp.	15,845	500,227
TCF Financial Corp.	13,786	463,210
Texas Capital Bancshares, Inc.(b)	6,245	349,095
Trustmark Corp.	4,138	102,705
UMB Financial Corp.	3,611	245,584
Umpqua Holdings Corp.	18,596	258,298
United Bankshares, Inc.	5,499	161,011
Valley National Bancorp	30,384	277,710
Washington Federal, Inc.	4,753	111,078
Webster Financial Corp.	7,158	270,859
Wintrust Financial Corp.	6,434	350,589
		30,655,997
Health Care-6.05%
Acadia Healthcare Co., Inc.(b)	14,905	632,717
Amedisys, Inc.(b)	1,228	300,602
Arrowhead Pharmaceuticals, Inc.(b)	540	33,766
Avanos Medical, Inc.(b)	3,277	138,912
Bio-Techne Corp.	438	132,850
Cantel Medical Corp.	3,001	178,349
Charles River Laboratories International, Inc.(b)	1,823	427,530
Chemed Corp.	596	285,037
	Shares	Value
Health Care-(continued)
Emergent BioSolutions, Inc.(b)	1,852	$151,734
Encompass Health Corp.	10,382	836,582
Exelixis, Inc.(b)	6,623	126,897
Globus Medical, Inc., Class A(b)	1,959	117,697
Haemonetics Corp.(b)	1,537	173,450
HealthEquity, Inc.(b)	1,776	127,321
Hill-Rom Holdings, Inc.	4,877	462,632
ICU Medical, Inc.(b)	942	177,755
Integra LifeSciences Holdings Corp.(b)	4,610	252,305
Jazz Pharmaceuticals PLC(b)	2,335	328,558
LHC Group, Inc.(b)	1,477	289,965
Ligand Pharmaceuticals, Inc.(b)(c)	182	15,355
LivaNova PLC(b)	3,143	166,108
Masimo Corp.(b)	705	179,415
Medpace Holdings, Inc.(b)	1,100	141,196
Molina Healthcare, Inc.(b)	15,196	3,101,960
Nektar Therapeutics(b)	1,269	20,799
NuVasive, Inc.(b)	2,846	131,827
Patterson Cos., Inc.	32,958	914,914
Penumbra, Inc.(b)(c)	382	84,766
PRA Health Sciences, Inc.(b)	4,319	484,592
Prestige Consumer Healthcare, Inc.(b)	3,791	134,846
Quidel Corp.(b)	585	114,104
Repligen Corp.(b)	301	57,091
Syneos Health, Inc.(b)	11,042	727,005
Tenet Healthcare Corp.(b)	87,142	2,738,873
United Therapeutics Corp.(b)	2,012	266,872
		14,454,382
Industrials-21.17%
Acuity Brands, Inc.	4,657	552,879
AECOM(b)	56,047	2,908,279
AGCO Corp.	16,501	1,526,507
ASGN, Inc.(b)	8,109	633,962
Avis Budget Group, Inc.(b)	32,455	1,141,442
Axon Enterprise, Inc.(b)	1,016	127,701
Brink’s Co. (The)	11,347	761,384
Builders FirstSource, Inc.(b)	34,152	1,277,626
Carlisle Cos., Inc.	5,337	772,958
Clean Harbors, Inc.(b)	8,623	624,046
Colfax Corp.(b)	13,686	493,791
CoreLogic, Inc.	3,911	303,102
Crane Co.	8,173	568,269
Curtiss-Wright Corp.	3,696	426,001
Donaldson Co., Inc.	7,707	410,321
Dycom Industries, Inc.(b)	8,479	532,990
EMCOR Group, Inc.	19,115	1,647,331
EnerSys	6,474	529,638
Fluor Corp.	251,936	4,350,935
FTI Consulting, Inc.(b)	3,190	335,014
GATX Corp.	3,040	242,470
Generac Holdings, Inc.(b)	1,790	385,924
Graco, Inc.	3,723	252,196
Healthcare Services Group, Inc.	12,756	301,934
Herman Miller, Inc.	15,803	563,219
Hexcel Corp.	7,727	382,641
HNI Corp.	10,593	386,221
Hubbell, Inc.	4,454	719,722
IAA, Inc.(b)	3,801	227,756
Insperity, Inc.	10,063	860,386
ITT, Inc.	6,008	436,361
JetBlue Airways Corp.(b)	69,905	1,054,866
KAR Auction Services, Inc.	22,291	402,353

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Kennametal, Inc.	9,002	$314,980
Kirby Corp.(b)	9,277	469,416
Knight-Swift Transportation Holdings, Inc.	14,621	603,701
Landstar System, Inc.	4,122	541,713
Lennox International, Inc.	1,882	541,696
Lincoln Electric Holdings, Inc.	4,294	493,810
ManpowerGroup, Inc.	40,163	3,480,124
MasTec, Inc.(b)	22,769	1,291,230
Mercury Systems, Inc.(b)	1,723	122,712
Middleby Corp. (The)(b)	4,036	548,856
MSA Safety, Inc.	1,606	240,001
MSC Industrial Direct Co., Inc., Class A	7,481	623,317
Nordson Corp.	1,615	329,153
nVent Electric PLC	16,469	378,787
Oshkosh Corp.	13,750	1,106,875
Owens Corning	15,214	1,108,644
Regal Beloit Corp.	4,253	506,277
Ryder System, Inc.	30,110	1,783,114
Stericycle, Inc.(b)	7,100	500,124
Sunrun, Inc.(b)	2,197	140,784
Terex Corp.	25,511	790,841
Tetra Tech, Inc.	4,935	588,499
Timken Co. (The)	9,062	665,513
Toro Co. (The)	5,718	518,680
Trex Co., Inc.(b)	1,675	125,323
Trinity Industries, Inc.	20,664	472,172
Univar Solutions, Inc.(b)	73,291	1,311,909
Valmont Industries, Inc.	3,246	529,033
Watsco, Inc.	2,980	677,533
Werner Enterprises, Inc.	7,624	304,884
Woodward, Inc.	4,737	529,739
XPO Logistics, Inc.(b)	25,932	2,766,426
		50,546,091
Information Technology-14.07%
ACI Worldwide, Inc.(b)	7,872	256,470
Alliance Data Systems Corp.	16,919	1,237,456
Arrow Electronics, Inc.(b)	50,330	4,612,744
Avnet, Inc.	93,507	2,837,937
Belden, Inc.	9,454	363,790
Blackbaud, Inc.	2,305	126,982
CACI International, Inc., Class A(b)	3,754	890,787
CDK Global, Inc.	6,449	308,907
Ceridian HCM Holding, Inc.(b)	1,645	158,611
Ciena Corp.(b)	12,742	570,842
Cirrus Logic, Inc.(b)	3,192	255,679
CMC Materials, Inc.	1,138	175,571
Cognex Corp.	1,599	120,149
Coherent, Inc.(b)	1,666	202,885
CommVault Systems, Inc.(b)	2,433	116,200
Cree, Inc.(b)	2,178	196,869
Enphase Energy, Inc.(b)	1,599	218,375
Fair Isaac Corp.(b)	424	200,459
First Solar, Inc.(b)	6,436	601,315
II-VI, Inc.(b)	9,407	636,384
InterDigital, Inc.	874	52,361
j2 Global, Inc.(b)	2,817	252,431
Jabil, Inc.	125,386	4,792,253
KBR, Inc.	34,577	960,203
Littelfuse, Inc.	1,113	267,710
LiveRamp Holdings, Inc.(b)	1,135	66,409
Lumentum Holdings, Inc.(b)	3,433	296,543
Manhattan Associates, Inc.(b)	934	95,492
	Shares	Value
Information Technology-(continued)
MAXIMUS, Inc.	6,706	$481,558
MKS Instruments, Inc.	2,850	393,243
Monolithic Power Systems, Inc.	418	133,743
National Instruments Corp.	5,250	196,508
NCR Corp.(b)	47,420	1,312,111
NetScout Systems, Inc.(b)	5,724	134,056
Paylocity Holding Corp.(b)	589	115,797
Perspecta, Inc.	32,482	728,246
PTC, Inc.(b)	2,457	264,987
Qualys, Inc.(b)	514	48,835
Sabre Corp.	55,832	628,110
Science Applications International Corp.	12,642	1,169,891
Semtech Corp.(b)	1,431	96,550
Silicon Laboratories, Inc.(b)	1,312	153,780
SolarEdge Technologies, Inc.(b)	1,249	347,197
Synaptics, Inc.(b)	2,389	185,793
SYNNEX Corp.	27,551	4,416,701
Teradata Corp.(b)	11,572	253,774
Trimble, Inc.(b)	9,009	539,369
Universal Display Corp.	322	73,751
ViaSat, Inc.(b)	9,237	314,058
Vishay Intertechnology, Inc.	22,941	444,138
WEX, Inc.(b)	1,644	284,807
		33,588,817
Materials-8.25%
AptarGroup, Inc.	3,400	429,488
Ashland Global Holdings, Inc.	4,596	345,481
Avient Corp.	14,472	528,952
Cabot Corp.	10,595	438,739
Chemours Co. (The)	34,905	849,239
Commercial Metals Co.	40,271	801,796
Compass Minerals International, Inc.	3,935	245,780
Domtar Corp.	26,182	788,078
Eagle Materials, Inc.	2,616	238,030
Greif, Inc., Class A	18,450	896,854
Ingevity Corp.(b)	3,098	206,265
Louisiana-Pacific Corp.	10,439	357,327
Minerals Technologies, Inc.	4,929	299,042
NewMarket Corp.	812	300,245
O-I Glass, Inc.	82,212	930,640
Olin Corp.	71,950	1,574,985
Reliance Steel & Aluminum Co.	13,472	1,587,002
Royal Gold, Inc.	550	60,758
RPM International, Inc.	9,483	834,599
Scotts Miracle-Gro Co. (The)	3,371	592,521
Sensient Technologies Corp.	3,317	237,895
Silgan Holdings, Inc.	17,744	599,747
Sonoco Products Co.	14,061	816,382
Steel Dynamics, Inc.	47,426	1,717,295
United States Steel Corp.(c)	216,514	3,072,334
Valvoline, Inc.	16,224	369,745
Worthington Industries, Inc.	11,428	591,056
		19,710,275
Real Estate-3.49%
American Campus Communities, Inc.	3,822	152,116
Brixmor Property Group, Inc.	13,198	201,533
Camden Property Trust	1,698	167,813
CoreSite Realty Corp.	736	92,287
Corporate Office Properties Trust	3,762	100,182
Cousins Properties, Inc.	3,845	128,461
CyrusOne, Inc.	1,931	134,996

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
Douglas Emmett, Inc.	4,955	$153,456
EastGroup Properties, Inc.	390	53,169
EPR Properties	2,744	98,839
First Industrial Realty Trust, Inc.	1,576	66,003
Healthcare Realty Trust, Inc.	2,428	71,626
Highwoods Properties, Inc.	3,160	121,028
Hudson Pacific Properties, Inc.	5,135	133,510
JBG SMITH Properties	3,452	106,114
Jones Lang LaSalle, Inc.	25,563	3,381,729
Kilroy Realty Corp.	2,281	139,506
Lamar Advertising Co., Class A	3,836	305,384
Life Storage, Inc.	778	85,362
Macerich Co. (The)(c)	17,200	172,000
Medical Properties Trust, Inc.	8,450	163,930
National Retail Properties, Inc.	2,640	99,528
Omega Healthcare Investors, Inc.	4,384	154,404
Park Hotels & Resorts, Inc.	29,983	489,323
Pebblebrook Hotel Trust	12,559	232,342
Physicians Realty Trust	3,468	60,170
PotlatchDeltic Corp.	2,776	129,195
PS Business Parks, Inc.	497	65,505
Rayonier, Inc.	4,154	117,018
Rexford Industrial Realty, Inc.	940	45,045
Sabra Health Care REIT, Inc.	5,740	94,595
Service Properties Trust	32,653	387,265
Spirit Realty Capital, Inc.	2,034	74,933
STORE Capital Corp.	3,623	117,965
Taubman Centers, Inc.	2,496	106,629
Urban Edge Properties	4,845	62,888
Weingarten Realty Investors	3,792	79,291
		8,345,140
Utilities-2.32%
ALLETE, Inc.	3,261	183,399
Black Hills Corp.	4,517	274,769
Essential Utilities, Inc.	4,067	184,154
Hawaiian Electric Industries, Inc.	12,179	436,373
IDACORP, Inc.	2,233	202,265
MDU Resources Group, Inc.	34,157	851,876
	Shares	Value
Utilities-(continued)
National Fuel Gas Co.	4,989	$205,397
New Jersey Resources Corp.	10,371	342,554
NorthWestern Corp.	3,467	201,086
OGE Energy Corp.	10,341	334,945
ONE Gas, Inc.	3,123	247,279
PNM Resources, Inc.	5,188	254,783
Southwest Gas Holdings, Inc.	7,315	469,989
Spire, Inc.	4,923	314,875
UGI Corp.	29,101	1,032,503
		5,536,247
Total Common Stocks & Other Equity Interests (Cost $211,353,460)		238,559,753
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $33,459)	33,459	33,459
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $211,386,919)		238,593,212
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.69%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,568,745	2,568,745
Invesco Private Prime Fund, 0.12%(d)(e)(f)	3,858,390	3,859,548
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,428,293)		6,428,293
TOTAL INVESTMENTS IN SECURITIES-102.60% (Cost $217,815,212)		245,021,505
OTHER ASSETS LESS LIABILITIES-(2.60)%		(6,201,199)
NET ASSETS-100.00%		$238,820,306

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$752,757	$(719,298)	$-	$-	$33,459	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	159,490	510,607	(670,097)	-	-	-	-
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,595,005	$6,308,586	$(9,334,846)	$-	$-	$2,568,745	$327*
Invesco Private Prime Fund	1,865,033	7,299,099	(5,304,718)	-	134	3,859,548	724*
Total	$7,619,528	$14,871,049	$(16,028,959)	$-	$134	$6,461,752	$1,053

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.97%
ATN International, Inc.	2,010	$98,369
Cincinnati Bell, Inc.(b)	24,933	379,231
Cogent Communications Holdings, Inc.	2,090	121,513
Consolidated Communications Holdings, Inc.(b)	47,478	265,877
E.W. Scripps Co. (The), Class A	35,105	447,940
Gannett Co., Inc.	424,357	1,205,174
Glu Mobile, Inc.(b)	16,218	163,964
Iridium Communications, Inc.(b)	5,026	161,284
Marcus Corp. (The)(c)	10,836	127,215
Meredith Corp.	54,501	1,109,095
QuinStreet, Inc.(b)	8,169	145,776
Scholastic Corp.	16,259	385,663
Shenandoah Telecommunications Co.	3,008	133,676
Spok Holdings, Inc.	3,704	36,410
TechTarget, Inc.(b)	842	44,205
Vonage Holdings Corp.(b)	29,336	377,261
		5,202,653
Consumer Discretionary-27.56%
Abercrombie & Fitch Co., Class A	56,154	1,164,634
American Axle & Manufacturing Holdings, Inc.(b)	163,631	1,302,503
American Public Education, Inc.(b)	2,692	83,560
America’s Car-Mart, Inc.(b)	1,903	198,864
Asbury Automotive Group, Inc.(b)	15,970	1,800,937
Barnes & Noble Education, Inc.(b)	165,521	600,841
Bed Bath & Beyond, Inc.(c)	202,448	4,243,310
Big Lots, Inc.	30,469	1,574,333
BJ’s Restaurants, Inc.	6,669	220,277
Bloomin’ Brands, Inc.	54,390	951,825
Boot Barn Holdings, Inc.(b)	6,905	284,900
Brinker International, Inc.	17,532	878,529
Buckle, Inc. (The)	9,759	261,736
Caleres, Inc.	65,039	765,509
Callaway Golf Co.	18,755	398,544
Capri Holdings Ltd.(b)	56,481	1,998,298
Cato Corp. (The), Class A	18,715	150,843
Cavco Industries, Inc.(b)	1,455	261,915
Century Communities, Inc.(b)	17,458	776,881
Cheesecake Factory, Inc. (The)(c)	19,398	727,037
Chico’s FAS, Inc.	343,649	518,910
Children’s Place, Inc. (The)(c)	16,916	727,050
Chuy’s Holdings, Inc.(b)	4,176	98,971
Conn’s, Inc.(b)	35,333	391,666
Cooper Tire & Rubber Co.	17,809	707,552
Cooper-Standard Holdings, Inc.(b)	40,423	1,371,148
Core-Mark Holding Co., Inc.	128,844	4,018,644
Crocs, Inc.(b)	6,938	408,579
Dave & Buster’s Entertainment, Inc.(c)	17,067	432,136
Designer Brands, Inc., Class A	115,330	911,107
Dine Brands Global, Inc.	3,153	198,544
Dorman Products, Inc.(b)	2,809	259,467
El Pollo Loco Holdings, Inc.(b)	6,355	99,583
Ethan Allen Interiors, Inc.	10,282	187,852
Fiesta Restaurant Group, Inc.(b)	12,593	147,968
Fossil Group, Inc.(b)	65,633	695,710
GameStop Corp., Class A(b)(c)	240,931	3,989,817
Genesco, Inc.(b)	21,628	678,470
Gentherm, Inc.(b)	4,740	269,516
G-III Apparel Group Ltd.(b)	50,455	1,027,768
Group 1 Automotive, Inc.	31,011	3,684,417
Guess?, Inc.	45,258	759,882
	Shares	Value
Consumer Discretionary-(continued)
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 01/23/2020; Cost $174,108)(d)	8,259	$224,810
Hibbett Sports, Inc.(b)	8,399	345,703
Installed Building Products, Inc.(b)	4,122	407,336
iRobot Corp.(b)(c)	3,766	295,367
Kontoor Brands, Inc.	21,406	891,988
La-Z-Boy, Inc.	11,886	440,257
LCI Industries	5,369	675,313
LGI Homes, Inc.(b)	4,409	476,392
Liquidity Services, Inc.(b)	6,835	65,001
Lumber Liquidators Holdings, Inc.(b)	11,381	328,683
M.D.C. Holdings, Inc.	19,086	921,281
M/I Homes, Inc.(b)	14,153	643,254
Macy’s, Inc.(c)	726,947	7,422,129
MarineMax, Inc.(b)	13,288	436,378
Meritage Homes Corp.(b)	9,998	901,320
Michaels Cos., Inc. (The)(b)(c)	115,845	1,145,707
Monarch Casino & Resort, Inc.(b)	1,071	59,141
Monro, Inc.	6,691	314,544
Motorcar Parts of America, Inc.(b)	7,120	143,254
Movado Group, Inc.	12,031	203,685
ODP Corp. (The)	118,255	3,390,371
Oxford Industries, Inc.	4,584	255,741
Patrick Industries, Inc.	10,000	630,400
Perdoceo Education Corp.(b)	13,512	153,226
PetMed Express, Inc.(c)	2,538	77,917
Red Robin Gourmet Burgers, Inc.(b)(c)	22,203	446,502
Regis Corp.(b)(c)	27,135	230,376
Rent-A-Center, Inc.	22,868	773,396
Ruth’s Hospitality Group, Inc.	8,302	129,262
Shake Shack, Inc., Class A(b)(c)	2,041	166,668
Shoe Carnival, Inc.(c)	6,485	237,156
Shutterstock, Inc.	3,261	224,226
Signet Jewelers Ltd.	70,497	2,135,354
Sleep Number Corp.(b)	9,159	635,543
Sonic Automotive, Inc., Class A	60,071	2,425,667
Stamps.com, Inc.(b)	762	142,845
Standard Motor Products, Inc.	5,396	249,781
Steven Madden Ltd.	17,465	549,624
Sturm Ruger & Co., Inc.	1,758	107,660
Tupperware Brands Corp.(b)	16,849	566,969
Unifi, Inc.(b)	11,705	177,214
Universal Electronics, Inc.(b)	4,423	232,915
Vera Bradley, Inc.(b)	16,127	136,757
Vista Outdoor, Inc.(b)	22,393	461,968
Winnebago Industries, Inc.	10,078	533,429
Wolverine World Wide, Inc.	18,638	537,893
YETI Holdings, Inc.(b)	4,755	300,373
Zumiez, Inc.(b)	8,265	306,549
		72,787,358
Consumer Staples-7.52%
Andersons, Inc. (The)	113,372	2,576,946
B&G Foods, Inc.(c)	17,025	471,422
Calavo Growers, Inc.	4,651	333,151
Cal-Maine Foods, Inc.(b)	8,519	333,348
Central Garden & Pet Co.(b)(c)	7,802	312,392
Central Garden & Pet Co., Class A(b)	8,579	316,479
Chefs’ Warehouse, Inc. (The)(b)	20,661	476,133
Coca-Cola Consolidated, Inc.	4,448	1,163,997
Fresh Del Monte Produce, Inc.	44,450	1,128,585
Inter Parfums, Inc.	3,392	184,220
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
J&J Snack Foods Corp.	1,968	$286,127
John B. Sanfilippo & Son, Inc.	2,813	208,753
Medifast, Inc.	1,047	213,735
MGP Ingredients, Inc.	2,421	105,580
National Beverage Corp.(b)(c)	3,160	309,775
PriceSmart, Inc.	11,406	927,080
Seneca Foods Corp., Class A(b)	8,584	359,498
SpartanNash Co.	130,219	2,458,535
United Natural Foods, Inc.(b)	366,519	6,322,453
Universal Corp.	11,012	501,156
USANA Health Sciences, Inc.(b)	3,350	251,853
Vector Group Ltd.	44,634	501,686
WD-40 Co.	508	129,189
		19,872,093
Energy-7.46%
Archrock, Inc.	41,325	321,095
Bonanza Creek Energy, Inc.(b)	3,334	73,581
Bristow Group, Inc.(b)	2,375	52,844
Callon Petroleum Co.(b)(c)	38,842	369,387
CONSOL Energy, Inc.(b)	59,817	316,432
Core Laboratories N.V.	8,315	182,681
DMC Global, Inc.	2,235	91,300
Dorian LPG Ltd.(b)	9,545	104,327
Dril-Quip, Inc.(b)	3,386	96,230
Exterran Corp.(b)	57,787	245,017
Geospace Technologies Corp.(b)	4,088	25,387
Green Plains, Inc.(b)	42,353	625,977
Helix Energy Solutions Group, Inc.(b)	61,970	233,007
Helmerich & Payne, Inc.	36,878	839,712
Laredo Petroleum, Inc.(b)(c)	16,090	190,023
Matador Resources Co.(b)	29,163	296,879
Matrix Service Co.(b)	35,887	343,797
Nabors Industries Ltd.(c)	23,822	1,248,035
Oceaneering International, Inc.(b)	126,146	765,706
Oil States International, Inc.(b)	64,280	285,403
Par Pacific Holdings, Inc.(b)	139,778	1,592,071
Patterson-UTI Energy, Inc.	138,403	596,517
PBF Energy, Inc., Class A(c)	764,084	5,547,250
PDC Energy, Inc.(b)	22,872	382,420
Penn Virginia Corp.(b)	9,955	89,794
ProPetro Holding Corp.(b)	70,615	407,449
QEP Resources, Inc.	249,103	401,056
Range Resources Corp.	70,490	514,577
Renewable Energy Group, Inc.(b)	15,755	915,050
REX American Resources Corp.(b)	1,232	96,712
RPC, Inc.(b)	70,692	219,145
SM Energy Co.	199,060	842,024
Southwestern Energy Co.(b)	253,742	789,138
Talos Energy, Inc.(b)	31,658	270,993
US Silica Holdings, Inc.	76,970	332,510
		19,703,526
Financials-7.08%
Allegiance Bancshares, Inc.	2,417	76,522
Ambac Financial Group, Inc.(b)	6,491	95,028
American Equity Investment Life Holding Co.	25,681	674,897
Ameris Bancorp	11,171	379,926
AMERISAFE, Inc.	1,353	74,050
Apollo Commercial Real Estate Finance, Inc.	13,335	143,751
Axos Financial, Inc.(b)	7,445	249,408
Banc of California, Inc.	7,156	95,175
BancFirst Corp.	2,680	145,336
	Shares	Value
Financials-(continued)
BankUnited, Inc.	14,171	$404,015
Banner Corp.	4,483	185,282
Berkshire Hills Bancorp, Inc.	14,121	231,584
Blucora, Inc.(b)	17,720	231,069
Boston Private Financial Holdings, Inc.	17,030	121,935
Brightsphere Investment Group, Inc.	14,825	262,403
Brookline Bancorp, Inc.	9,717	110,482
Cadence BanCorp	25,682	358,007
Capstead Mortgage Corp.	1,841	10,365
Central Pacific Financial Corp.	4,236	69,428
City Holding Co.	1,115	73,244
Columbia Banking System, Inc.	6,079	192,157
Community Bank System, Inc.	2,602	161,975
Customers Bancorp, Inc.(b)	12,494	211,024
CVB Financial Corp.	6,966	132,284
Dime Community Bancshares, Inc.	4,928	71,210
Donnelley Financial Solutions, Inc.(b)	19,504	317,720
Eagle Bancorp, Inc.	3,866	142,191
eHealth, Inc.(b)	1,131	85,945
Employers Holdings, Inc.	6,130	187,026
Encore Capital Group, Inc.(b)	8,432	287,868
Enova International, Inc.(b)	19,108	399,548
EZCORP, Inc., Class A(b)	40,945	208,410
FB Financial Corp.	3,924	125,254
First Bancorp	33,283	264,267
First Commonwealth Financial Corp.	12,766	123,447
First Financial Bancorp	13,585	218,039
First Hawaiian, Inc.	13,116	287,503
First Midwest Bancorp, Inc.	17,829	249,428
Flagstar Bancorp, Inc.	11,427	400,402
Granite Point Mortgage Trust, Inc.	10,087	93,406
Great Western Bancorp, Inc.	10,585	173,912
Green Dot Corp., Class A(b)	5,777	309,416
Greenhill & Co., Inc.	6,315	82,221
Hanmi Financial Corp.	7,623	74,324
HCI Group, Inc.	1,171	61,068
Heritage Financial Corp.	3,157	73,463
HomeStreet, Inc.	3,504	113,354
Hope Bancorp, Inc.	21,311	202,028
Horace Mann Educators Corp.	8,887	354,769
Independent Bank Corp.	2,395	161,998
Independent Bank Group, Inc.	3,878	217,595
James River Group Holdings Ltd.	4,130	188,245
Kinsale Capital Group, Inc.	483	115,997
KKR Real Estate Finance Trust, Inc.	3,909	71,261
Meta Financial Group, Inc.	7,142	236,400
Mr. Cooper Group, Inc.(b)	24,199	645,145
National Bank Holdings Corp., Class A	3,064	98,600
NBT Bancorp, Inc.	4,312	129,144
New York Mortgage Trust, Inc.	45,317	159,289
NMI Holdings, Inc., Class A(b)	5,533	121,228
Northfield Bancorp, Inc.	4,586	51,042
Northwest Bancshares, Inc.	13,018	154,003
OFG Bancorp	9,940	166,495
Old National Bancorp	16,899	267,511
Pacific Premier Bancorp, Inc.	6,508	187,561
Palomar Holdings, Inc.(b)	342	22,606
Park National Corp.	1,284	129,825
PennyMac Mortgage Investment Trust	13,658	233,552
Piper Sandler Cos.	3,718	342,688
PRA Group, Inc.(b)	6,138	255,525
Preferred Bank	1,648	60,597

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
ProAssurance Corp.	16,589	$263,931
Provident Financial Services, Inc.	8,023	125,720
Ready Capital Corp.	12,629	163,419
Redwood Trust, Inc.	18,838	162,949
S&T Bancorp, Inc.	4,787	107,181
Safety Insurance Group, Inc.	2,905	206,981
Seacoast Banking Corp. of Florida(b)	4,614	116,550
ServisFirst Bancshares, Inc.	2,895	109,373
Simmons First National Corp., Class A	15,247	297,317
Southside Bancshares, Inc.	2,734	80,380
Stewart Information Services Corp.	10,941	458,100
StoneX Group, Inc.(b)	5,780	356,164
Third Point Reinsurance Ltd. (Bermuda)(b)	20,403	194,645
Tompkins Financial Corp.	1,338	85,110
Triumph Bancorp, Inc.(b)	2,888	131,231
Trupanion, Inc.(b)	1,512	153,287
TrustCo Bank Corp.	8,958	54,375
United Community Banks, Inc.	9,266	221,550
United Fire Group, Inc.	11,574	253,123
United Insurance Holdings Corp.	26,164	115,907
Universal Insurance Holdings, Inc.	13,647	190,512
Veritex Holdings, Inc.	5,394	116,996
Virtus Investment Partners, Inc.	992	177,449
Waddell & Reed Financial, Inc., Class A	17,022	280,182
Walker & Dunlop, Inc.	4,477	358,205
Westamerica Bancorporation	888	48,947
WisdomTree Investments, Inc.	19,387	82,976
World Acceptance Corp.(b)(c)	1,628	183,817
		18,708,250
Health Care-9.55%
Addus HomeCare Corp.(b)	1,919	190,461
Allscripts Healthcare Solutions, Inc.(b)	49,519	677,420
AMN Healthcare Services, Inc.(b)	11,027	718,519
Amphastar Pharmaceuticals, Inc.(b)	4,216	74,876
AngioDynamics, Inc.(b)	7,115	101,175
ANI Pharmaceuticals, Inc.(b)	1,754	51,848
Anika Therapeutics, Inc.(b)	846	31,979
BioTelemetry, Inc.(b)	2,701	149,662
Cardiovascular Systems, Inc.(b)	1,700	58,582
Coherus Biosciences, Inc.(b)	6,554	120,987
Community Health Systems, Inc.(b)	659,075	5,391,233
Computer Programs & Systems, Inc.	2,376	67,550
CONMED Corp.	2,450	249,630
Corcept Therapeutics, Inc.(b)	4,853	109,872
CorVel Corp.(b)	1,654	148,116
Covetrus, Inc.(b)	52,338	1,413,911
Cross Country Healthcare, Inc.(b)	34,861	303,291
CryoLife, Inc.(b)	3,837	79,886
Cutera, Inc.(b)	2,254	56,395
Cytokinetics, Inc.(b)	202	3,394
Eagle Pharmaceuticals, Inc.(b)	1,175	53,463
Enanta Pharmaceuticals, Inc.(b)	795	32,754
Endo International PLC(b)	265,383	1,348,146
Ensign Group, Inc. (The)	10,815	777,274
Glaukos Corp.(b)	1,102	74,363
Hanger, Inc.(b)	14,642	332,227
HealthStream, Inc.(b)	3,019	56,395
Heska Corp.(b)	365	45,625
HMS Holdings Corp.(b)	5,928	186,258
Innoviva, Inc.(b)	6,694	69,986
Inogen, Inc.(b)	2,994	105,000
Integer Holdings Corp.(b)	4,570	329,451
	Shares	Value
Health Care-(continued)
Invacare Corp.	32,205	$274,709
Lannett Co., Inc.(b)	24,060	148,210
Lantheus Holdings, Inc.(b)	6,470	85,145
LeMaitre Vascular, Inc.	911	35,884
Luminex Corp.	3,655	86,733
Magellan Health, Inc.(b)	21,480	1,697,994
Meridian Bioscience, Inc.(b)	3,887	73,464
Merit Medical Systems, Inc.(b)	5,365	295,451
Mesa Laboratories, Inc.	121	32,883
Myriad Genetics, Inc.(b)	11,777	206,569
Natus Medical, Inc.(b)	6,215	130,018
NeoGenomics, Inc.(b)	2,806	133,509
NextGen Healthcare, Inc.(b)	9,881	175,289
Omnicell, Inc.(b)	3,091	324,091
OraSure Technologies, Inc.(b)	3,175	38,100
Orthofix Medical, Inc.(b)	3,585	131,785
Owens & Minor, Inc.	133,798	3,446,636
Pacira BioSciences, Inc.(b)	1,738	105,305
Pennant Group, Inc. (The)(b)	2,697	136,711
Phibro Animal Health Corp., Class A	10,815	204,295
Providence Service Corp. (The)(b)	4,003	543,567
R1 RCM, Inc.(b)	18,954	384,387
RadNet, Inc.(b)	16,681	310,600
REGENXBIO, Inc.(b)	549	19,127
Select Medical Holdings Corp.(b)	68,020	1,639,282
Simulations Plus, Inc.	158	8,843
Supernus Pharmaceuticals, Inc.(b)	4,886	104,072
SurModics, Inc.(b)	653	24,448
Tabula Rasa HealthCare, Inc.(b)(c)	1,765	60,822
Tactile Systems Technology, Inc.(b)	1,338	57,681
Tivity Health, Inc.(b)	19,946	367,605
US Physical Therapy, Inc.	1,175	124,809
Vanda Pharmaceuticals, Inc.(b)	6,057	73,956
Varex Imaging Corp.(b)	17,656	294,502
Xencor, Inc.(b)	456	19,298
Zynex, Inc.(b)(c)	956	13,346
		25,218,855
Industrials-18.77%
AAON, Inc.	2,168	141,202
AAR Corp.	28,268	801,963
ABM Industries, Inc.	43,609	1,678,946
Aegion Corp.(b)	19,589	335,951
Aerojet Rocketdyne Holdings, Inc.(b)	12,136	454,250
AeroVironment, Inc.(b)	1,409	120,315
Alamo Group, Inc.	2,631	357,079
Albany International Corp., Class A	4,723	323,667
Allegiant Travel Co.	2,652	451,344
American Woodmark Corp.(b)	4,800	420,048
Apogee Enterprises, Inc.	16,616	436,004
Applied Industrial Technologies, Inc.	14,020	1,099,589
ArcBest Corp.	21,693	909,154
Arcosa, Inc.	10,357	537,425
Astec Industries, Inc.	5,223	302,934
Atlas Air Worldwide Holdings, Inc.(b)	12,478	696,397
AZZ, Inc.	7,238	322,742
Barnes Group, Inc.	9,412	433,046
Brady Corp., Class A	6,079	268,570
Chart Industries, Inc.(b)	4,837	499,952
CIRCOR International, Inc.(b)	7,794	257,748
Comfort Systems USA, Inc.	14,098	710,398
Cubic Corp.	8,456	495,183
Deluxe Corp.	17,941	461,801

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
DXP Enterprises, Inc.(b)	16,877	$355,430
Echo Global Logistics, Inc.(b)	19,685	558,857
Encore Wire Corp.	5,912	305,473
Enerpac Tool Group Corp.	6,361	142,423
EnPro Industries, Inc.	5,218	369,487
ESCO Technologies, Inc.	2,172	214,811
Exponent, Inc.	1,313	108,992
Federal Signal Corp.	9,267	287,555
Forrester Research, Inc.(b)	3,282	135,875
Forward Air Corp.	5,796	423,514
Foundation Building Materials, Inc.(b)	33,462	643,809
Franklin Electric Co., Inc.	5,196	351,198
Gibraltar Industries, Inc.(b)	4,290	280,823
GMS, Inc.(b)	33,847	1,057,042
Granite Construction, Inc.	53,328	1,312,935
Greenbrier Cos., Inc. (The)	27,741	925,717
Griffon Corp.	29,879	622,977
Harsco Corp.(b)	30,953	524,653
Hawaiian Holdings, Inc.	36,961	748,830
Heartland Express, Inc.	7,832	144,735
Heidrick & Struggles International, Inc.	7,700	200,970
Hillenbrand, Inc.	19,449	728,754
Hub Group, Inc., Class A(b)	16,227	886,319
Insteel Industries, Inc.	6,297	145,650
Interface, Inc.	44,471	371,111
John Bean Technologies Corp.	4,745	524,607
Kaman Corp.	4,626	241,894
Kelly Services, Inc., Class A	70,749	1,447,525
Korn Ferry	15,601	624,664
Lindsay Corp.	1,133	131,224
Lydall, Inc.(b)	10,481	287,179
Marten Transport Ltd.	11,907	209,920
Matson, Inc.	13,812	802,892
Matthews International Corp., Class A	15,671	418,886
Meritor, Inc.(b)	35,029	924,766
Moog, Inc., Class A	12,210	944,566
Mueller Industries, Inc.	19,661	644,094
MYR Group, Inc.(b)	15,363	785,510
National Presto Industries, Inc.	978	83,179
NOW, Inc.(b)	98,051	547,125
Park Aerospace Corp.	1,255	15,976
PGT Innovations, Inc.(b)	10,861	202,232
Pitney Bowes, Inc.	156,787	893,686
Powell Industries, Inc.	5,249	135,582
Proto Labs, Inc.(b)	743	102,653
Quanex Building Products Corp.	11,684	240,690
Raven Industries, Inc.	3,600	90,792
Resideo Technologies, Inc.(b)	92,889	1,717,518
Resources Connection, Inc.	15,271	184,932
RR Donnelley & Sons Co.	1,255,662	1,757,927
Saia, Inc.(b)	3,370	588,200
SEACOR Holdings, Inc.(b)	6,312	209,685
SkyWest, Inc.	18,609	798,884
SPX Corp.(b)	9,499	486,634
SPX FLOW, Inc.(b)	7,512	402,493
Standex International Corp.	2,838	214,155
Team, Inc.(b)	41,926	365,175
Tennant Co.	4,055	272,334
Titan International, Inc.	95,017	476,985
Triumph Group, Inc.	101,832	1,341,127
TrueBlue, Inc.(b)	31,565	602,891
UFP Industries, Inc.	19,679	1,055,778
	Shares	Value
Industrials-(continued)
UniFirst Corp.	2,404	$444,452
US Ecology, Inc.	5,824	197,375
Veritiv Corp.(b)	117,470	2,182,593
Viad Corp.	11,629	348,521
Vicor Corp.(b)	802	65,732
Wabash National Corp.	42,402	749,667
Watts Water Technologies, Inc., Class A	3,788	443,764
		49,570,112
Information Technology-9.97%
3D Systems Corp.(b)(c)	26,606	243,445
8x8, Inc.(b)	7,771	153,633
ADTRAN, Inc.	11,244	142,068
Advanced Energy Industries, Inc.(b)	4,869	469,664
Agilysys, Inc.(b)	1,537	57,422
Alarm.com Holdings, Inc.(b)	2,464	187,042
Applied Optoelectronics, Inc.(b)(c)	5,064	42,082
Arlo Technologies, Inc.(b)	15,583	81,967
Axcelis Technologies, Inc.(b)	5,013	135,251
Badger Meter, Inc.	1,648	135,861
Bel Fuse, Inc., Class B	10,587	155,205
Benchmark Electronics, Inc.	25,529	620,865
Bottomline Technologies (DE), Inc.(b)	2,609	119,075
Brooks Automation, Inc.	4,880	356,191
CalAmp Corp.(b)	10,449	95,295
Cardtronics PLC, Class A(b)	15,542	377,360
CEVA, Inc.(b)	653	25,650
Cohu, Inc.	8,655	245,715
Comtech Telecommunications Corp.	10,935	208,421
CSG Systems International, Inc.	6,257	271,429
CTS Corp.	4,962	151,143
Daktronics, Inc.	32,438	146,295
Diebold Nixdorf, Inc.(b)	130,336	1,234,282
Digi International, Inc.(b)	4,465	76,619
Diodes, Inc.(b)	6,061	411,906
DSP Group, Inc.(b)	2,165	36,437
Ebix, Inc.(c)	6,721	228,581
ePlus, Inc.(b)	5,172	436,051
EVERTEC, Inc.	3,533	131,322
ExlService Holdings, Inc.(b)	3,944	328,377
Extreme Networks, Inc.(b)	60,834	341,887
Fabrinet (Thailand)(b)	6,768	462,322
FARO Technologies, Inc.(b)	1,462	96,667
FormFactor, Inc.(b)	6,971	285,811
Harmonic, Inc.(b)	17,364	113,387
Ichor Holdings Ltd.(b)	9,675	308,633
Insight Enterprises, Inc.(b)	36,658	2,620,314
Itron, Inc.(b)	10,132	796,477
Knowles Corp.(b)	12,847	218,142
Kulicke & Soffa Industries, Inc. (Singapore)	6,257	190,526
LivePerson, Inc.(b)	1,607	93,881
ManTech International Corp., Class A	8,060	620,378
MaxLinear, Inc.(b)	3,097	96,781
Methode Electronics, Inc.	8,195	286,989
MicroStrategy, Inc., Class A(b)	826	283,128
MTS Systems Corp.	9,545	334,361
NETGEAR, Inc.(b)	8,180	260,206
NIC, Inc.	4,326	101,380
OneSpan, Inc.(b)	3,164	62,584
Onto Innovation, Inc.(b)	4,054	179,227
OSI Systems, Inc.(b)	3,689	325,001
PC Connection, Inc.	15,379	702,051
PDF Solutions, Inc.(b)	1,147	25,314

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Perficient, Inc.(b)	3,381	$153,937
Photronics, Inc.(b)	16,945	196,393
Plantronics, Inc.	33,167	906,122
Plexus Corp.(b)	11,453	855,654
Power Integrations, Inc.	2,055	146,706
Progress Software Corp.	3,039	121,864
Rambus, Inc.(b)	4,443	69,844
Rogers Corp.(b)	1,836	269,727
Sanmina Corp.(b)	65,339	2,078,760
ScanSource, Inc.(b)	40,765	1,023,202
SMART Global Holdings, Inc.(b)	11,261	345,600
SPS Commerce, Inc.(b)	968	99,772
Sykes Enterprises, Inc.(b)	12,598	474,063
TTEC Holdings, Inc.	7,922	536,003
TTM Technologies, Inc.(b)	54,323	709,458
Ultra Clean Holdings, Inc.(b)	15,386	486,813
Unisys Corp.(b)	53,635	781,998
Veeco Instruments, Inc.(b)	9,761	162,228
Viavi Solutions, Inc.(b)	24,134	326,895
Virtusa Corp.(b)	6,303	315,654
Xperi Holding Corp.	8,704	166,072
		26,336,866
Materials-7.10%
AdvanSix, Inc.(b)	23,471	417,080
Allegheny Technologies, Inc.(b)	107,161	1,445,602
American Vanguard Corp.	7,908	119,885
Arconic Corp.(b)	83,047	2,284,623
Balchem Corp.	1,717	178,036
Boise Cascade Co.	29,198	1,262,813
Carpenter Technology Corp.	27,907	682,047
Century Aluminum Co.(b)	42,917	435,608
Clearwater Paper Corp.(b)	14,617	510,279
Cleveland-Cliffs, Inc.(c)	106,313	1,170,506
Ferro Corp.(b)	21,247	304,045
FutureFuel Corp.	4,016	48,152
GCP Applied Technologies, Inc.(b)	10,054	236,168
Glatfelter Corp.	16,161	259,869
H.B. Fuller Co.	14,044	734,922
Hawkins, Inc.	2,672	134,081
Haynes International, Inc.	5,791	122,711
Innospec, Inc.	5,037	414,495
Kaiser Aluminum Corp.	5,952	464,137
Koppers Holdings, Inc.(b)	18,828	509,674
Kraton Corp.(b)	23,257	627,939
Livent Corp.(b)(c)	8,730	132,434
Materion Corp.	5,483	319,659
Mercer International, Inc. (Germany)	48,767	399,402
Myers Industries, Inc.	8,179	138,961
Neenah, Inc.	5,106	247,692
Olympic Steel, Inc.	29,090	431,696
Quaker Chemical Corp.	1,829	451,763
Rayonier Advanced Materials, Inc.(b)	102,581	663,699
Schweitzer-Mauduit International, Inc., Class A	8,456	294,100
Stepan Co.	3,840	446,054
SunCoke Energy, Inc.	110,719	498,235
TimkenSteel Corp.(b)	63,346	298,360
Tredegar Corp.	13,891	219,617
Trinseo S.A.	31,504	1,196,837
US Concrete, Inc.(b)	12,671	449,567
Warrior Met Coal, Inc.	12,096	210,712
		18,761,460
	Shares	Value
Real Estate-2.52%
Acadia Realty Trust	8,187	$116,255
Agree Realty Corp.	850	56,015
Alexander & Baldwin, Inc.	7,971	124,746
American Assets Trust, Inc.	3,685	105,723
Armada Hoffler Properties, Inc.	8,516	90,355
Brandywine Realty Trust	13,482	150,055
CareTrust REIT, Inc.	2,178	42,319
Chatham Lodging Trust	8,186	90,128
Community Healthcare Trust, Inc.	353	15,941
CoreCivic, Inc.	53,479	379,166
DiamondRock Hospitality Co.	30,903	232,391
Diversified Healthcare Trust	89,916	396,530
Easterly Government Properties, Inc.	2,394	51,854
Essential Properties Realty Trust, Inc.	2,053	42,169
Four Corners Property Trust, Inc.	1,601	44,844
Franklin Street Properties Corp.	15,754	73,099
Getty Realty Corp.	1,277	36,254
Global Net Lease, Inc.	4,507	75,222
Hersha Hospitality Trust	15,493	125,493
Independence Realty Trust, Inc.	4,532	58,372
Industrial Logistics Properties Trust	2,842	61,757
Innovative Industrial Properties, Inc.	152	23,356
Investors Real Estate Trust	659	45,735
iStar, Inc.(c)	10,826	152,647
Kite Realty Group Trust	6,296	90,662
Lexington Realty Trust	7,276	74,288
LTC Properties, Inc.	1,132	41,929
Mack-Cali Realty Corp.	6,939	94,787
Marcus & Millichap, Inc.(b)	6,426	230,372
National Storage Affiliates Trust	2,886	98,066
NexPoint Residential Trust, Inc.	1,192	52,817
Office Properties Income Trust	6,806	155,517
RE/MAX Holdings, Inc., Class A	1,874	58,656
Realogy Holdings Corp.(b)	116,537	1,434,570
Retail Opportunity Investments Corp.	6,286	81,592
Retail Properties of America, Inc., Class A	18,259	147,898
RPT Realty	9,045	66,300
Safehold, Inc.(c)	558	37,983
Saul Centers, Inc.	2,214	69,077
SITE Centers Corp.	16,156	163,014
St. Joe Co. (The)	1,500	49,515
Summit Hotel Properties, Inc.	17,693	153,752
Tanger Factory Outlet Centers, Inc.(c)	18,571	175,496
Uniti Group, Inc.	27,806	285,846
Universal Health Realty Income Trust	295	17,827
Urstadt Biddle Properties, Inc., Class A	3,616	50,769
Washington REIT	3,792	88,012
Whitestone REIT	5,087	38,254
Xenia Hotels & Resorts, Inc.	22,426	315,982
		6,663,407
Utilities-0.48%
American States Water Co.	1,594	117,669
Avista Corp.	9,375	351,750
California Water Service Group	3,986	197,227
Northwest Natural Holding Co.	4,018	192,543
South Jersey Industries, Inc.	18,238	419,839
		1,279,028
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $230,468,693)		264,103,608

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.65%
Invesco Private Government Fund, 0.02%(e)(f)(g)	10,191,751	$10,191,751
Invesco Private Prime Fund, 0.12%(e)(f)(g)	15,283,041	15,287,626
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,479,377)		25,479,377
TOTAL INVESTMENTS IN SECURITIES-109.63% (Cost $255,948,070)		289,582,985
OTHER ASSETS LESS LIABILITIES-(9.63)%		(25,441,252)
NET ASSETS-100.00%		$264,141,733
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$33,873	$-	$(32,077)	$6,571	$(8,367)	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	616,606	(616,606)	-	-	-	2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	122,767	133,312	(256,079)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,106,711	19,453,212	(24,368,172)	-	-	10,191,751	1,102*
Invesco Private Prime Fund	5,035,646	22,468,556	(12,217,061)	-	485	15,287,626	2,702*
Total	$20,298,997	$42,671,686	$(37,489,995)	$6,571	$(7,882)	$25,479,377	$3,807

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.27%
Communication Services-6.19%
AT&T, Inc.	975,747	$28,052,726
Interpublic Group of Cos., Inc. (The)	454,246	10,120,601
		38,173,327
Consumer Discretionary-1.76%
H&R Block, Inc.	151,686	2,851,697
Hanesbrands, Inc.	342,886	4,868,981
Wyndham Destinations, Inc.	74,728	3,143,060
		10,863,738
Consumer Staples-8.25%
Kraft Heinz Co. (The)	731,794	24,105,294
Philip Morris International, Inc.	353,811	26,801,183
		50,906,477
Energy-27.04%
Apache Corp.	502,143	6,472,623
Baker Hughes Co., Class A	1,415,276	26,493,967
Chevron Corp.	374,030	32,607,936
Halliburton Co.	1,112,927	18,463,459
HollyFrontier Corp.	632,159	14,786,199
Marathon Petroleum Corp.	908,181	35,310,077
Phillips 66	537,711	32,574,532
		166,708,793
Financials-30.70%
Associated Banc-Corp.	97,557	1,494,573
Cathay General Bancorp	30,210	853,432
CIT Group, Inc.	88,812	2,974,314
Citizens Financial Group, Inc.	229,585	7,498,246
Comerica, Inc.	66,756	3,284,395
F.N.B. Corp.	165,754	1,463,608
Fifth Third Bancorp	310,867	7,877,370
First Horizon Corp.	185,566	2,267,617
Franklin Resources, Inc.	204,749	4,502,430
Huntington Bancshares, Inc.	447,571	5,406,658
KeyCorp	504,979	7,806,975
Mercury General Corp.	80,028	3,558,845
MetLife, Inc.	663,050	30,613,018
Old Republic International Corp.	341,003	6,110,774
Principal Financial Group, Inc.	335,667	16,712,860
Prudential Financial, Inc.	394,935	29,864,985
Regions Financial Corp.	414,958	6,336,409
Synovus Financial Corp.	81,535	2,574,060
Umpqua Holdings Corp.	97,629	1,356,067
Unum Group	536,318	11,922,349
Valley National Bancorp	171,972	1,571,824
Webster Financial Corp.	35,897	1,358,342
Wells Fargo & Co.	1,166,036	31,891,085
		189,300,236
	Shares	Value
Health Care-0.81%
Patterson Cos., Inc.	180,076	$4,998,910
Industrials-1.44%
Ryder System, Inc.	149,828	8,872,814
Information Technology-7.77%
International Business Machines Corp.	234,025	28,906,768
Seagate Technology PLC	187,106	11,003,704
Xerox Holdings Corp.	364,873	7,987,070
		47,897,542
Materials-9.98%
Greif, Inc., Class A	95,092	4,622,422
International Paper Co.	414,348	20,501,939
LyondellBasell Industries N.V., Class A	351,839	29,941,499
Olin Corp.	295,493	6,468,342
		61,534,202
Real Estate-2.75%
American Campus Communities, Inc.	21,909	871,978
Federal Realty Investment Trust	10,357	903,337
Highwoods Properties, Inc.	20,448	783,158
Lamar Advertising Co., Class A	21,754	1,731,836
Medical Properties Trust, Inc.	52,674	1,021,876
National Retail Properties, Inc.	17,421	656,772
Physicians Realty Trust	21,999	381,683
Regency Centers Corp.	24,715	1,126,510
SL Green Realty Corp.	22,419	1,298,060
STORE Capital Corp.	22,288	725,697
Vornado Realty Trust	61,878	2,407,673
Welltower, Inc.	79,904	5,032,354
		16,940,934
Utilities-2.58%
CenterPoint Energy, Inc.	389,465	9,031,693
PPL Corp.	241,963	6,876,589
		15,908,282
Total Common Stocks & Other Equity Interests (Cost $551,413,228)		612,105,255
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(b)(c) (Cost $381,100)	381,100	381,100
TOTAL INVESTMENTS IN SECURITIES-99.33% (Cost $551,794,328)		612,486,355
OTHER ASSETS LESS LIABILITIES-0.67%		4,133,466
NET ASSETS-100.00%		$616,619,821
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
November 30, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,582,230	$(8,201,130)	$-	$-	$381,100	$28
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	6,872,377	(6,872,377)	-	-	-	15
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	429,029	(429,029)	-	-	-	1*
Invesco Private Prime Fund	-	643,544	(643,544)	-	-	-	6*
Total	$-	$16,527,180	$(16,146,080)	$-	$-	$381,100	$50

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020, for each of the Funds except for S&P Ultra Dividend Revenue ETF. All of the securities in S&P Ultra Dividend Revenue ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$811,718,127	$-	$-	$811,718,127
Money Market Funds	-	3,562,203	-	3,562,203
Total Investments	$811,718,127	$3,562,203	$-	$815,280,330
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$238,559,753	$-	$-	$238,559,753
Money Market Funds	33,459	6,428,293	-	6,461,752
Total Investments	$238,593,212	$6,428,293	$-	$245,021,505
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$264,103,608	$-	$-	$264,103,608
Money Market Funds	-	25,479,377	-	25,479,377
Total Investments	$264,103,608	$25,479,377	$-	$289,582,985
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.